Changes in accounting policies	12 Months Ended
Jun. 30, 2021
Changes in accounting policies
Changes in accounting policies

3      Changes in accounting policies

The IASB has issued several amendments to IFRSs that are first effective for the current accounting period of the Group and the Company. None of the developments have had a material effect on how the Group’s financial statements for the current or prior periods have been prepared or presented. The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period as set out in note 4(u).